Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 362,112	$ 84,633	$ 46,889
Accounts receivable	98,384	99,118	77,339
Prepaid expenses and other current assets	8,928	6,333	5,371
Total current assets	469,424	190,084	129,599
Non-current assets:
Property and equipment, net	4,341	4,814	5,622
Related party receivables		0	4,030
Right-of-use asset	5,377	0
Intangible assets, net	5,498	5,980	6,622
Goodwill	118,663	118,663	118,663
Deferred tax asset	25,374	4,953	0
Other non-current assets	3,384	4,475	5,669
Total non-current assets	162,637	138,885	140,606
Total assets	632,061	328,969	270,205
Current liabilities:
Accounts payable	3,266	5,235	525
Accrued expenses	31,303	31,185	27,939
Physician and practice liability	144,996	106,811	82,269
Current portion of notes payable to related parties		0	2,500
Current portion of note payable	875	875	875
Operating lease liabilities, current	2,200	0
Other current liabilities	4,602	2,832	1,112
Total current liabilities	187,242	146,938	115,220
Non-current liabilities:
Notes payable to related parties		0	6,200
Note payable, net of current portion	31,664	32,784	33,525
Deferred tax liabilities, net		0	2,881
Operating lease liabilities, non-current	7,827	0
Other non-current liabilities	333	5,595	4,923
Total non-current liabilities	39,824	38,379	47,529
Total liabilities	227,066	185,317	162,749
Commitments and contingencies (Note 11)
Stockholders’ equity:
Common stock	1,062	960	959
Additional paid-in capital	605,667	165,666	160,375
Accumulated deficit	(196,129)	(19,878)	(51,122)
Total Privia Health Group, Inc. stockholders’ equity	410,600	146,748	110,212
Non-controlling interest	(5,605)	(3,096)	(2,756)
Total stockholders’ equity	404,995	143,652	107,456
Total liabilities and stockholders’ equity	$ 632,061	$ 328,969	$ 270,205